Income Taxes - Provision for Income Taxes (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ 902	$ 49		$ 1,327	$ 96
Deferred Tax Expense (Recovery)	(61)	63		57	90
Tax Expense (Recovery) From Continuing Operations	841	112	[1]	1,384	186	[1]
Canada
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	570	2		937	14
United States
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	261	0		281	0
Asia Pacific
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	71	47		109	81
Other International
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ 0	$ 0		$ 0	$ 1

[1]	See Note 3 for revisions to prior period results.